SCHEDULE OF OTHER EXPENSES (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Notes and other explanatory information [abstract]
Advertising		$ 23,782	$ 33,307
Annual listing fee		87,279	64,370
Company insurance		94,367	282,797
Entertainment		7,941	30,977	3,260
Investor relationship expenses		76,176	204,808
Legal fees		119,580	115,272
Low-value assets rental		3,215	1,703	2,201
Offering expenses			758,563	199,625
Professional fees		405,420	396,915	184,253
Property tax		8,412	6,661	7,045
Printing and stationery		18,718	11,941	6,176
IT expenses		20,122	18,255	13,051
Repair and maintenance		13,926	3,728	8,720
Reversal of grant			84,091
Service fees		8,665	13,209	11,268
Subscription fee		873	1,083	2,165
Transportation and travelling expenses		62,758	144,998	3,364
Tools and supplies		7,195	2,333	3,516
Utilities		17,662	23,941	21,201
Others		21,963	14,190	28,830
Total	$ 730,532	$ 998,054	$ 2,213,142	$ 494,675